Audited Consolidated Statements of Cash Flows		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Cash flows from operating activities:
Net income		$ 783,910	$ 1,007,985	$ 1,367,068		$ 103,682
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of plant and equipment		57,050	73,357	101,957		184,364
Amortization of right-of-use assets		289,694	372,501	392,633		336,911
Bad debts written-off		142,762	183,570
Decrease in deferred tax liabilities		(13,674)	(17,583)
Fair value gain on other investments		(5,127)	(6,592)			(1,500)
Gain on disposal of plant and equipment				(89,386)		(15,093)
Gain on disposal of right-of-use assets				(21,721)		(12,670)
Changes in operating assets and liabilities:
Accounts receivable		1,274,591	1,638,923	(592,723)		1,540,992
Contract assets		(799,972)	(1,028,638)	72,119		(939,196)
Other current assets		66,534	85,552	(76,788)		(10,623)
Income tax receivable				6,000		(6,000)
Accounts payable		(169,058)	(217,382)	130,045		(519,930)
Contract liabilities						(40,000)
Accrued liabilities and other payables		(248,026)	(318,923)	355,239		(478,865)
Income tax payable		11,984	15,410	38,636		3,773
Deferred tax liabilities						(8,613)
Operating lease liabilities		(312,611)	(401,968)	(281,777)		(218,537)
Net cash provided by (used in) operating activities		1,078,057	1,386,212	1,401,302		(81,305)
Cash flows from investing activities:
Purchase of plant and equipment		(40,842)	(52,517)
Purchase of other investments				(27,712)
Net cash used in investing activities		(40,842)	(52,517)	(27,712)
Cash flows from financing activities:
(Repayment of) Proceeds from of bank borrowings		(939,359)	(1,207,868)	(204,621)		492,410
Repayment of finance lease liabilities		(34,296)	(44,099)	(119,518)		(258,211)
Amount due from related parties		82,607	106,219	(368,881)		483,335
Amount due to related parties		(43,085)	(55,400)	(410,677)		(703,623)
Amount due to director				(688)		(2,779)
Deferred offering costs		(848,487)	(1,091,021)
Share subscription received		35,060	45,082
Net cash (used in) provided by financing activities		(1,747,560)	(2,247,087)	(1,104,385)		11,132
Net changes in cash and cash equivalents		(710,345)	(913,392)	269,205		(70,173)
Cash and cash equivalents at beginning of year	[1]	1,590,792	2,045,509	1,776,304		1,846,477
Cash and cash equivalents at end of year		880,447	1,132,117	2,045,509	[1]	1,776,304	[1]
Supplementary cash flows information:
Cash paid for income taxes		6,634	8,531			2,835
Cash paid for interest		$ 228,367	$ 293,644	$ 323,091		$ 261,778

[1]	Retrospective restated for effect of share reorganization (see Note 1)